UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:  4/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2009
Shares			Value

	COMMON STOCK - 89.2%
	AEROSPACE/DEFENSE - 2.4%
950	Aerovironment, Inc. *		$ 22,477
1,810	Argon ST, Inc. *		36,906
1,300	Cubic Corp.		37,323
799	Elbit Systems Ltd.		39,303
2,820	Herley Industries, Inc. *		29,159
450	L-3 Communications Holdings, Inc.		34,268
			199,436
	AGRICULTURE - 4.4%
12,790	Alliance One International, Inc. *		47,962
2,170	Altria Group, Inc.		35,436
640	British American Tobacco PLC - ADR		31,117
660	Imperial Tobacco Group PLC - ADR		29,997
580	Lorillard, Inc.		36,615
940	Philip Morris International, Inc.		34,028
920	Reynolds American, Inc.		34,942
10,720	STAR SCIENTIFIC, Inc. *		52,742
980	Universal Corp.		29,557
2,430	Vector Group Ltd.		32,756
			365,152
	BANKS - 3.8%
530	Arrow Financial Corp.		14,034
610	Community Bank System, Inc.		10,034
1,290	First Commonwealth Financial Corp.		11,184
1,600	FNB Corp.		12,032
1,860	Fulton Financial Corp.		12,295
1,300	Harleysville National Corp.		11,401
700	Independent Bank Corp,		13,972
1,610	Lakeland Bancorp, Inc.		13,701
330	M&T Bank Corp.		17,309
1,370	National Penn Bancshares, Inc.		11,083
540	NBT Bancorp, Inc.		12,787
2,340	Provident Bankshares Corp.		20,569
1,710	Republic First Bancorp, Inc. *		14,073
500	S&T Bancorp, Inc.		8,935
870	Sandy Spring Bancorp, Inc.		14,138
470	Signature Bank *		12,779
1,150	Sterling Bancorp		13,156
2,300	Sun Bancorp, Inc. *		15,131
1,260	Susquehanna Bancshares, Inc.		10,156
240	Tompkins Financial Corp.		10,116
470	Univest Corp. of Pennsylvania		9,809
1,010	Valley National Bancorp		14,615
750	Washington Trust Bancorp, Inc.		13,688
1,020	Wilmington Trust Corp.		14,800
			311,797

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2009
Shares			Value

	BIOTECHNOLOGY - 2.5%
200	Acorda Therapeutics, Inc. *		$ 3,966
310	Affymax, Inc. *		5,499
150	Alexion Pharmaceuticals, Inc. *		5,013
260	Alnylam Pharmaceuticals, Inc. *		4,776
150	AMAG Pharmaceuticals, Inc. *		6,727
860	American Oriental Bioengineering, Inc. *		3,646
80	Amgen, Inc. *		3,878
420	Amylin Pharmaceuticals, Inc. *		4,595
1,060	Arena Pharmaceuticals, Inc. *		2,979
1,140	Arqule, Inc. *		5,073
2,690	BioCryst Pharmaceuticals, Inc. *		10,652
90	Biogen Idec, Inc. *		4,351
100	Celgene Corp. *		4,272
290	Crucell NV - ADR *		6,087
190	Cubist Pharmaceuticals, Inc. *		3,154
3,980	Discovery Laboratories, Inc. *		3,463
16,280	Dynavax Technologies Corp. *		18,071
770	Enzon Pharmaceuticals, Inc. *		4,428
450	Exelixis, Inc. *		2,219
102	Facet Biotech Corp. *		954
80	Genzyme Corp. *		4,266
600	Geron Corp. *		3,084
110	Gilead Sciences, Inc. *		5,038
340	GTx, Inc. *		3,342
910	Halozyme Therapeutics, Inc. *		5,751
540	Idera Pharmaceuticals, Inc. *		3,245
1,040	Immunogen, Inc. *		7,228
3,030	Immunomedics, Inc. *		3,515
380	InterMune, Inc. *		5,145
1,951	Ligand Pharmaceuticals, Inc. *		5,833
180	Martek Biosciences Corp.		3,280
370	Medicines Co. *		3,693
410	Momenta Pharmaceuticals, Inc. *		4,592
2,120	Novavax, Inc. *		5,173
780	NPS Pharmaceuticals, Inc. *		2,699
130	OSI Pharmaceuticals, Inc. *		4,364
510	PDL BioPharma, Inc.		3,647
330	Regeneron Pharmaceuticals, Inc. *		4,376
1,300	Repligen Corp. *		5,525
590	Seattle Genetics, Inc. *		5,446
90	United Therapeutics Corp. *		5,653
140	Vertex Pharmaceuticals, Inc. *		4,315
			203,013
	CHEMICALS - 0.2%
500	International Flavors & Fragrances, Inc.		15,600

	COMMERCIAL SERVICES - 9.0%
4,710	ABM Industries, Inc.		82,519
620	American Public Education, Inc. *		22,320
290	Apollo Group, Inc. *		18,255
AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2009
Shares			Value
	COMMERCIAL SERVICES (Continued) - 9.0%
2,000	Arrowhead Research Corp. *		$ 1,260
680	Brink's Home Security Holdings, Inc. *		18,074
450	Capella Education Co. *		23,121
1,120	Career Education Corp. *		24,685
4,790	ChinaEdu Corp. - ADR *		27,255
1,320	Corinthian Colleges, Inc. *		20,328
980	Cornell Cos, Inc. *		17,816
1,140	Corrections Corp. of America *		16,108
450	DeVry, Inc.		19,152
8,080	Document Security Systems, Inc. *		15,433
1,120	DynCorp International, Inc. *		17,080
480	Emergency Medical Services Corp. *		16,723
6,780	FirstService Corp. *		67,597
1,070	Geo Group, Inc. *		17,794
190	ITT Educational Services, Inc. *		19,146
1,520	K12, Inc. *		26,722
1,000	Kenexa Corp. *		6,560
220	Landauer, Inc.		11,656
1,520	Lincoln Educational Services Corp. *		25,217
1,860	Medifast, Inc. *		13,001
520	New Oriental Education & Technology Group - ADR *		27,550
4,952	Princeton Review, Inc. *		21,492
4,210	Rollins, Inc.		75,780
110	Strayer Education, Inc.		20,835
1,020	SuccessFactors, Inc. *		8,884
1,270	Team, Inc. *		18,250
1,440	Universal Technical Institute, Inc. *		20,506
640	Weight Watchers International, Inc.		15,923
			737,042
	COMPUTERS - 1.8%
4,870	Brocade Communications Systems, Inc. *		28,149
840	DST Systems, Inc. *		30,383
2,390	Echelon Corp. *		19,024
1,510	Jack Henry & Associates, Inc.		27,210
480	Manhattan Associates, Inc. *		7,978
450	Netscout Systems, Inc. *		4,046
1,870	Riverbed Technology, Inc. *		34,258
			151,048
	COSMETICS/PERSONAL CARE - 1.6%
570	Alberto-Culver Co.		12,705
640	Avon Products, Inc.		14,566
210	Chattem, Inc. *		11,531
250	Colgate-Palmolive Co.		14,750
1,260	Elizabeth Arden, Inc. *		10,912
560	Estee Lauder Cos, Inc.		16,744
1,840	Inter Parfums, Inc.		14,278
5,330	Parlux Fragrances, Inc. *		12,792
240	Procter & Gamble Co.		11,866
2,499	Revlon, Inc. *		11,845
			131,989

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2009
Shares			Value
	ELECTRONICS - 2.9%
230	American Science & Engineering, Inc.		$ 13,860
880	Axsys Technologies, Inc. *		36,881
1,760	Checkpoint Systems, Inc. *		21,384
980	China Digital TV Holding Co. Ltd. - ADR		8,193
1,270	Cogent, Inc. *		14,402
1,410	FLIR Systems, Inc. *		31,274
2,560	ICx Technologies, Inc. *		9,574
12,310	Iteris, Inc. *		14,403
1,960	Ituran Location and Control Ltd.		15,366
2,080	L-1 Identity Solutions, Inc. *		15,226
4,170	LoJack Corp. *		14,261
3,060	Magal Security Systems Ltd. *		12,821
2,890	Silicom Ltd. *		19,739
3,050	Taser International, Inc. *		14,640
			242,024
	ENGINEERING & CONSTRUCTION - 1.6%
3,380	EMCOR Group, Inc. *		70,270
6,700	Integrated Electrical Services, Inc. *		64,387
			134,657
	ENVIRONMENTAL CONTROL - 4.1%
1,250	American Ecology Corp.		20,650
1,860	Calgon Carbon Corp. *		31,583
8,930	Casella Waste Systems, Inc. *		18,396
440	Clean Harbors, Inc. *		22,044
2,050	Heritage-Crystal Clean, Inc. *		19,373
3,910	Industrial Services of America, Inc.		20,215
810	Mine Safety Appliances Co.		19,967
17,240	Perma-Fix Environmental Services *		38,618
923	Republic Services, Inc.		19,383
450	Stericycle, Inc. *		21,186
1,070	Tetra Tech, Inc. *		26,279
7,690	TRC Cos, Inc. *		20,532
780	Waste Connections, Inc. *		20,108
770	Waste Management, Inc.		20,536
3,810	Waste Services, Inc. *		20,574
			339,444
	FOOD - 4.2%
4,290	American Dairy, Inc. *		68,726
5,750	Danone - ADR		54,280
3,080	Dean Foods Co. *		63,756
6,470	Lifeway Foods, Inc. *		58,359
2,220	Wimm-Bill-Dann Foods OJSC - ADR *		99,167
			344,288
	HEALTHCARE-PRODUCTS - 0.8%
8,230	Columbia Laboratories, Inc. *		11,440
130	Gen-Probe, Inc. *		6,261
1,460	Hanger Orthopedic Group, Inc. *		20,309
310	QIAGEN NV *		5,109
2,180	Vital Images, Inc. *		22,083
			65,202

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2009
Shares			Value
	HEALTHCARE-SERVICES - 3.5%
480	Almost Family, Inc. *		$ 11,856
520	Amedisys, Inc. *		17,441
920	Amsurg Corp. *		18,897
11,120	Continucare Corp. *		22,018
460	DaVita, Inc. *		21,330
480	Fresenius Medical Care AG & Co. - ADR		18,485
800	Gentiva Health Services, Inc. *		12,744
2,010	Healthsouth Corp. *		18,834
610	LHC Group, Inc. *		13,920
820	Lincare Holdings, Inc. *		19,787
600	Mednax, Inc. *		21,540
7,240	NovaMed, Inc. *		22,806
730	Psychiatric Solutions, Inc. *		14,155
6,510	RadNet, Inc. *		10,025
1,270	RehabCare Group, Inc. *		21,209
1,680	US Physical Therapy, Inc. *		19,622
			284,669
	HOUSEHOLD PRODUCTS/WARES - 0.6%
1,320	Helen of Troy Ltd. *		21,054
280	Kimberly-Clark Corp.		13,759
2,210	Prestige Brands Holdings, Inc. *		14,277
			49,090
	INTERNET - 9.5%
1,300	Avocent Corp. *		18,772
3,020	Blue Coat Systems, Inc. *		40,045
2,930	Chordiant Software, Inc. *		9,376
3,310	Clicksoftware Technologies Ltd. *		11,585
6,320	Cogent Communications Group, Inc. *		53,341
640	DealerTrack Holdings, Inc. *		9,715
5,720	Earthlink, Inc. *		43,358
4,310	eResearchTechnology, Inc. *		21,852
2,150	HLTH Corp. *		23,650
14,000	Internap Network Services Corp. *		38,920
17,380	Internet Initiative Japan, Inc.		61,004
2,250	j2 Global Communications, Inc. *		53,978
920	McAfee, Inc. *		34,537
1,010	NutriSystem, Inc.		13,877
8,200	Online Resources Corp. *		35,178
3,790	S1 Corp. *		23,498
7,820	SonicWALL, Inc. *		42,463
4,370	Sourcefire, Inc. *		47,327
2,000	Symantec Corp. *		34,500
920	TeleCommunication Systems, Inc. *		9,025
11,300	Terremark Worldwide, Inc. *		43,957
1,220	TIBCO Software, Inc. *		7,710
7,330	United Online, Inc.		38,849
4,260	VASCO Data Security International, Inc. *		29,479
1,480	VeriSign, Inc. *		30,458
380	Vocus, Inc. *		6,460
			782,914

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2009
Shares			Value
	MISCELLANEOUS MANUFACTURING - 0.5%
590	Brink's Co.		$ 16,726
2,310	China Fire & Security Group, Inc. *		25,433
			42,159
	PHARMACEUTICALS - 11.4%
2,740	Adolor Corp. *		6,165
450	Alkermes, Inc. *		3,442
270	Allergan, Inc./United States		12,598
580	Allos Therapeutics, Inc. *		3,555
1,180	Array Biopharma, Inc. *		3,457
240	AstraZeneca PLC - ADR		8,393
360	Auxilium Pharmaceuticals, Inc. *		8,244
980	Biodel, Inc. *		4,704
230	BioMarin Pharmaceutical, Inc. *		2,958
1,060	Biovail Corp.		11,649
420	Bristol-Myers Squibb Co.		8,064
7,890	Caraco Pharmaceutical Laboratories Ltd. *		35,347
120	Cephalon, Inc. *		7,873
530	Cypress Bioscience, Inc. *		3,816
990	Dr Reddys Laboratories Ltd. - ADR		10,841
1,340	Durect Corp. *		3,270
1,340	Dyax Corp. *		2,626
1,520	Elan Corp. PLC - ADR *		8,983
260	Eli Lilly & Co.		8,559
390	Endo Pharmaceuticals Holdings, Inc. *		6,451
830	Eurand NV *		9,130
390	Forest Laboratories, Inc. *		8,459
260	GlaxoSmithKline PLC - ADR		7,998
690	Herbalife Ltd.		13,676
7,710	Hi-Tech Pharmacal Co., Inc. *		58,211
790	Idenix Pharmaceuticals, Inc. *		2,923
350	Isis Pharmaceuticals, Inc. *		5,488
4,100	Javelin Pharmaceuticals, Inc. *		5,494
930	King Pharmaceuticals, Inc. *		7,328
8,530	KV Pharmaceutical Co. *		11,942
4,950	Mannatech, Inc.		21,631
1,280	MannKind Corp. *		5,235
800	Matrixx Initiatives, Inc. *		13,696
750	Medarex, Inc. *		4,440
690	Medicis Pharmaceutical Corp.		11,088
250	Medivation, Inc. *		4,833
340	Merck & Co., Inc.		8,242
3,420	Mylan, Inc. *		45,315
1,060	Nabi Biopharmaceuticals *		3,646
970	Nektar Therapeutics *		5,432
1,480	Neurocrine Biosciences, Inc. *		4,884
63,680	Nexmed, Inc. *		9,571
200	Novartis AG - ADR		7,582
860	Noven Pharmaceuticals, Inc. *		8,875
180	Novo Nordisk A/S - ADR		8,552
1,900	Obagi Medical Products, Inc. *		11,419
180	Onyx Pharmaceuticals, Inc. *		4,662

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2009
Shares			Value
	PHARMACEUTICALS (Continued) - 11.4%
520	Optimer Pharmaceuticals, Inc. *		$ 7,264
230	Osiris Therapeutics, Inc. *		2,914
1,530	Pain Therapeutics, Inc. *		7,252
2,780	Par Pharmaceutical Cos, Inc. *		29,829
1,340	Perrigo Co.		34,733
560	Pfizer, Inc.		7,482
650	Pharmasset, Inc. *		5,850
1,730	Pozen, Inc. *		13,252
520	Progenics Pharmaceuticals, Inc. *		2,850
1,330	Questcor Pharmaceuticals, Inc. *		5,985
3,070	Reliv International, Inc.		9,517
520	Repros Therapeutics, Inc. *		3,583
520	Rigel Pharmaceuticals, Inc. *		3,453
1,110	Salix Pharmaceuticals Ltd. *		12,210
290	Sanofi-Aventis SA - ADR		8,329
1,030	Savient Pharmaceuticals, Inc. *		5,438
570	Schering-Plough Corp.		13,121
2,810	Schiff Nutrition International, Inc. *		13,488
420	Sepracor, Inc. *		5,968
220	Shire PLC - ADR		8,199
750	SIGA Technologies, Inc. *		4,650
5,950	Simcere Pharmaceutical Group - ADR *		41,769
1,280	SXC Health Solutions Corp. *		25,638
1,080	Synta Pharmaceuticals Corp. *		3,510
6,510	Synutra International, Inc. *		54,944
942	Teva Pharmaceutical Industries Ltd. - ADR		41,344
200	Theravance, Inc. *		2,866
1,200	Transition Therapeutics, Inc. *		5,112
610	USANA Health Sciences, Inc. *		14,585
430	Valeant Pharmaceuticals International *		7,207
430	Viropharma, Inc. *		2,421
1,040	Vivus, Inc. *		4,170
660	Warner Chilcott Ltd. *		6,461
1,450	Watson Pharmaceuticals, Inc. *		44,863
110	Wyeth		4,664
160	XenoPort, Inc. *		2,187
			937,855
	RETAIL - 5.2%
13,990	99 Cents Only Stores *		150,253
2,740	Dollar Tree, Inc. *		116,012
4,240	Family Dollar Stores, Inc.		140,726
1,480	Nu Skin Enterprises, Inc.		18,974
			425,965
	SAVINGS & LOANS - 0.5%
1,120	NewAlliance Bancshares, Inc.		14,459
760	People's United Financial, Inc.		11,871
1,210	Provident Financial Services, Inc.		12,911
			39,241
	SEMICONDUCTORS - 1.3%
3,320	Emulex Corp. *		34,760
2,270	Macrovision Solutions Corp. *		45,899
1,660	QLogic Corp. *		23,539
			104,198

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2009
Shares			Value
	SOFTWARE - 13.0%
5,720	Accelrys, Inc. *		$ 25,740
1,530	ACI Worldwide, Inc. *		26,423
2,190	Actuate Corp. *		8,103
1,160	Advent Software, Inc. *		38,558
2,990	Allscripts-Misys Healthcare Solutions, Inc.		37,136
1,520	American Software, Inc.		8,436
14,903	AMICAS, Inc. *		32,190
3,080	ArcSight, Inc. *		46,508
1,000	Aspen Technology, Inc. *		7,760
670	athenahealth, Inc. *		21,306
580	Blackbaud, Inc.		8,828
290	BMC Software, Inc. *		10,054
3,970	Bottomline Technologies, Inc. *		31,164
440	CA, Inc.		7,590
5,710	CDC Corp. *		6,738
710	Cerner Corp. *		38,198
1,290	Check Point Software Technologies *		29,889
290	Citrix Systems, Inc. *		8,274
540	Commvault Systems, Inc. *		6,723
960	Computer Programs & Systems, Inc.		33,590
1,180	Compuware Corp. *		8,826
270	Concur Technologies, Inc. *		7,309
1,270	Deltek, Inc. *		5,232
2,390	Digi International, Inc. *		17,375
3,950	Double-Take Software, Inc. *		32,074
1,750	Eclipsys Corp. *		23,100
1,540	EPIQ Systems, Inc. *		23,824
1,970	Fair Isaac Corp.		33,135
2,480	FalconStor Software, Inc. *		9,176
1,690	Guidance Software, Inc. *		6,219
520	Informatica Corp. *		8,268
1,020	Interactive Intelligence, Inc. *		11,220
1,180	Intuit, Inc. *		27,293
550	JDA Software Group, Inc. *		7,761
1,520	Lawson Software, Inc. *		8,193
2,000	Longtop Financial Technologies Ltd. - ADR *		47,320
1,860	MedAssets, Inc. *		32,066
210	MicroStrategy, Inc. *		8,171
970	NetSuite, Inc. *		13,570
190	Open Text Corp. *		6,238
680	Opnet Technologies, Inc. *		5,848
430	Oracle Corp.		8,316
1,940	Pegasystems, Inc.		33,892
1,880	Phase Forward, Inc. *		26,809
1,890	Phoenix Technologies Ltd. *		5,387
350	Progress Software Corp. *		7,417
1,200	PROS Holdings, Inc. *		7,752
1,720	QAD, Inc.		4,575
640	Quality Systems, Inc.		34,317
540	Quest Software, Inc. *		7,846
810	RightNow Technologies, Inc. *		6,116

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2009
Shares			Value
	SOFTWARE (Continued) - 13.0%
250	Salesforce.com, Inc. *		$ 10,703
210	SAP AG - ADR		7,999
1,230	Smith Micro Software, Inc. *		10,578
290	Solera Holdings, Inc. *		6,618
290	SPSS, Inc. *		8,961
290	Sybase, Inc. *		9,848
710	Synchronoss Technologies, Inc. *		9,429
920	Taleo Corp. *		11,049
490	Ultimate Software Group, Inc. *		9,178
1,320	Unica Corp. *		6,323
550	Versant Corp. *		7,563
280	VMware, Inc. *		7,302
6,190	Yucheng Technologies Ltd. *		44,135
			1,067,539
	TELECOMMUNICATIONS - 4.4%
7,840	3Com Corp. *		31,752
5,530	Alvarion Ltd. *		17,309
2,070	Applied Signal Technology, Inc.		40,903
850	Black Box Corp.		23,264
1,210	Cisco Systems, Inc. *		23,377
4,860	CPI International, Inc. *		53,217
9,900	Extreme Networks *		17,424
1,250	EZchip Semiconductor Ltd. *		19,150
4,240	ID Systems, Inc. *		16,663
1,610	Netgear, Inc. *		25,776
5,730	Network Equipment Technologies, Inc. *		22,519
1,300	Polycom, Inc. *		24,232
4,450	Premiere Global Services, Inc. *		46,903
			362,489

	TOTAL COMMON STOCK (Cost - $7,485,624)		7,336,811

	EXCHANGE TRADED FUNDS - 6.2%
4,300	ProShares UltraShort S&P 500		273,824
2,300	Rydex Inverse 2x S&P 500		236,095
	TOTAL EXCHANGE TRADED FUNDS (Cost - $574,817)		509,919

	OPTIONS - 3.7%
60	S&P 500 Index Put @ 875 Expires May 2009 *		157,800
25	S&P 500 Index Put @ 900 Expires June 2009 *		150,000
	TOTAL OPTIONS (Cost - $578,608)		307,800

	SHORT-TERM INVESTMENTS - 0.9%
73,811	Goldman Sachs Financial Square Funds - Government Fund, 0.40% **		73,811
	(Cost $73,811)

	TOTAL INVESTMENTS - 100.0% (Cost - $8,712,860)(a)		$ 8,228,341
	OTHER LIABILITIES LESS ASSETS - 0.0%		(3,663)
	NET ASSETS - 100.0%		$ 8,224,678

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2009

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially similar and differs from market value by net unrealized/realized appreciation / (depreciation) of securities as follows
		Unrealized appreciation:	$ 877,584
		Unrealized depreciation:	(1,362,103)
		Net unrealized appreciation/(depreciation):	$ (484,519)

* Non-Income producing security
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2009.
ADR - American Depositary Receipts

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of April 30, 2009

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 8,228,341	$ -
Level 2 - Other Significant Observable Prices	-	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	$ 8,228,341	$ -
* Other financial instruments include futures, forwards and swap contracts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/29/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/29/09